UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GCAT NQM Depositor III, llc

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001861873

GCAT 2022-NQM1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Thomas Durkin, (212) 692-2000

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	Consolidated Analytics, Inc (“Consolidated”) Narrative
99.2	Consolidated Due Diligence Standard
99.3	Consolidated Grading Summary Report
99.4	Consolidated Valuations Summary Report
99.5	Consolidated Supplemental Data Request
99.6	Consolidated Data Compare
99.7	AMC Diligence, LLC (“AMC”) Executive Summary
99.8	AMC Rating Agency Grades
99.9	AMC Exception Grades
99.10	AMC Valuation Summary
99.11	AMC Supplemental Data
99.12	AMC Data Compare
99.13	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative
99.14	Canopy RA Grades Detail Report
99.15	Canopy RA Grades Summary Report
99.16	Canopy Valuation Report
99.17	Canopy ATR QM Report
99.18	Canopy Data Compare
99.19	Digital Risk, LLC (“Digital Risk”) Executive Summary
99.20	Digital Risk Data Integrity Report
99.21	Digital Risk Rating Agency Report
99.22	Digital Risk Supplemental Data Report
99.23	Digital Risk Rebuttal Findings Report
99.24	Digital Risk Valuation Securitization Report
99.25	Evolve Mortgage Services (“Evolve”) Narrative
99.26	Evolve Rating Agency Grades
99.27	Evolve Exception Detail
99.28	Evolve Data Compare
99.29	Evolve Valuation Report
99.30	Evolve QM ATR Data
99.31	The StoneHill Group, Inc. (“StoneHill”) Executive Summary
99.32	StoneHill Rating Agency Grades Summary Report
99.33	StoneHill ATR QM Report
99.34	StoneHill Data Compare Report
99.35	StoneHill Rating Agency Grades Detail Report
99.36	StoneHill Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

gcat nqm DEPOSITOR III, LLC

(Depositor)

Date: February 17, 2022	/s/ Thomas Durkin
Name: Thomas Durkin
Title: President (senior officer in charge of securitization)